Schedule of Investments (unaudited)
September 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 1.7%
Corporate(a) — 1.3%
Black Belt Energy Gas District, RB
Series A, 4.00%, 12/01/52	$1,000	$ 1,007,736
Series B, 4.00%, 10/01/52	500	504,710
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54	500	553,501
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49	500	549,420
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54	500	538,769
		3,154,136
State — 0.2%
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/01/38	395	403,214
Utilities — 0.2%
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/32	530	601,193
Total Municipal Bonds in Alabama		4,158,543
Arizona — 0.2%
Utilities — 0.2%
Salt River Project Agricultural Improvement & Power District, RB, Series B, 05/01/42(b)	505	580,654
California — 14.8%
Corporate(a) — 1.7%
California Community Choice Financing Authority, RB
5.00%, 05/01/54	1,180	1,297,938
Series B, Sustainability Bonds, 5.00%, 01/01/55	1,000	1,097,819
Series B-1, Sustainability Bonds, 4.00%, 02/01/52	500	515,592
Series G, Sustainability Bonds, 5.25%, 11/01/54	1,000	1,088,549
		3,999,898
County/City/Special District/School District — 2.8%
Contra Costa Community College District, GO, Series A, Election 2014, 4.00%, 08/01/39	1,000	1,000,082
El Camino Community College District Fountation, GO, CAB, Series C, Election 2002, 0.00%, 08/01/38(c)	680	416,421
Lodi Unified School District, GO, Series 2022, Election 2016, 3.00%, 08/01/43	975	857,305
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	999,611
Los Angeles Unified School District, GO, Series B-1, Election 2008, 5.00%, 07/01/33	1,500	1,604,643
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(c)	995	402,731
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	282,333
San Diego Unified School District, GO, Series L, 4.00%, 07/01/49	1,000	1,002,904
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/51(c)	350	117,905
		6,683,935
Education — 2.0%
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	507,873
Series A, 4.00%, 11/01/38	500	505,135
Series A, 5.00%, 11/01/43	540	549,040
Security	Par (000)	Value
Education (continued)
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	$605	$ 622,611
Series BE, 4.00%, 05/15/47	1,000	1,002,871
Series BN, 5.00%, 05/15/41	1,000	1,148,797
Series BN, 5.00%, 05/15/42	415	472,805
		4,809,132
Health — 0.4%
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,000	1,085,687
State — 3.0%
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26(d)	250	263,425
Series C, 5.00%, 08/01/30	1,000	1,137,035
State of California, Refunding GO
5.00%, 10/01/24	45	45,000
5.00%, 08/01/26	540	550,639
5.00%, 08/01/31	1,000	1,040,068
5.00%, 09/01/31	565	588,588
4.00%, 09/01/32	250	255,144
5.00%, 04/01/35	1,000	1,150,427
3.00%, 10/01/37	825	773,304
5.00%, 09/01/43	500	568,691
3.00%, 04/01/52	1,000	824,874
		7,197,195
Transportation — 2.5%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	507,720
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 3.00%, 11/15/31(e)	55	54,702
AMT, Subordinate, 3.00%, 05/15/40	1,210	1,065,486
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	991,784
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(c)
Series A, (AGM), 0.00%, 01/15/36	500	345,088
Series A, (AGM), 0.00%, 01/15/37	1,000	661,465
Riverside County Transportation Commission, Refunding RB, Series B1, Senior Lien, 4.00%, 06/01/37	1,154	1,193,553
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2, AMT, 5.50%, 05/01/39	1,070	1,229,134
		6,048,932
Utilities — 2.4%
East Bay Municipal Utility District Water System Revenue, Refunding RB
Series B, 5.00%, 06/01/33	1,435	1,531,134
Series B-2, 5.00%, 06/01/34	1,000	1,220,258
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.00%, 07/01/37	1,000	1,067,398
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	530,753
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	1,500	1,493,758
		5,843,301
Total Municipal Bonds in California		35,668,080
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado — 3.6%
County/City/Special District/School District — 0.6%
City & County of Denver Colorado Pledged Excise Tax Revenue, Refunding RB, Series A, 4.00%, 08/01/46	$1,500	$ 1,479,718
Health — 0.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,042,408
State — 0.2%
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	501,717
Transportation — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	1,000	1,052,297
Series D, AMT, 5.50%, 11/15/29	3,000	3,370,174
		4,422,471
Utilities — 0.5%
Board of Water Commissioners City & County of Denver, RB, Series A, 4.00%, 12/15/26	1,230	1,231,154
Total Municipal Bonds in Colorado		8,677,468
Connecticut — 1.7%
State — 1.5%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	1,000	1,039,648
Series A, 4.00%, 05/01/39	500	512,995
State of Connecticut, GO
Series B, 5.00%, 06/15/28	400	406,198
Series B, 4.00%, 06/15/33	850	854,292
State of Connecticut, Refunding GO
Series B, 5.00%, 05/15/25	250	253,288
Series E, 5.00%, 09/01/32	500	582,558
		3,648,979
Transportation — 0.2%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 09/01/36	430	431,310
Total Municipal Bonds in Connecticut		4,080,289
District of Columbia — 1.7%
County/City/Special District/School District — 0.4%
District of Columbia, GO, Series D, 4.00%, 06/01/34	1,000	1,026,029
Transportation — 1.3%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,455,523
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,500,655
		2,956,178
Total Municipal Bonds in District of Columbia		3,982,207
Florida — 3.8%
County/City/Special District/School District — 1.3%
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,466,350
Security	Par (000)	Value
County/City/Special District/School District (continued)
Orange County School Board, COP, Series A, 5.00%, 08/01/33	$940	$ 1,095,299
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	511,074
		3,072,723
Health — 0.9%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	1,000	1,050,392
Hillsborough County Industrial Development Authority, Refunding RB, 5.00%, 11/15/34	1,000	1,180,473
		2,230,865
Transportation — 1.4%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/26(e)	1,000	1,042,564
Florida Development Finance Corp., Refunding RB
AMT, 5.00%, 07/01/37	500	523,730
AMT, 5.50%, 07/01/53	250	261,762
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/33	500	520,723
Series A, AMT, 5.00%, 10/01/54	850	880,850
		3,229,629
Utilities — 0.2%
Tampa Bay Water, RB, Series A, 10/01/54(b)	500	560,718
Total Municipal Bonds in Florida		9,093,935
Georgia — 3.2%
Corporate — 0.9%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	375	415,749
Series A, 5.00%, 05/01/54(a)	1,000	1,093,085
Series B, 5.00%, 12/01/54(a)	500	548,266
		2,057,100
County/City/Special District/School District — 1.4%
Gwinnett County School District, GO, 5.00%, 02/01/40	1,400	1,506,486
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/28	1,710	1,828,276
		3,334,762
State — 0.3%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	671,479
Transportation — 0.5%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series C, AMT, 5.00%, 07/01/29	1,200	1,296,507
Utilities — 0.1%
Municipal Electric Authority of Georgia, Refunding RB, Series A, 01/01/36(b)	325	370,623
Total Municipal Bonds in Georgia		7,730,471
Illinois — 6.7%
County/City/Special District/School District — 0.3%
City of Chicago Illinois, GO
Series A, 5.50%, 01/01/39	150	165,523
Series A, 5.25%, 01/01/45	600	642,079
		807,602
Health — 0.4%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,018,129

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 3.6%
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	$1,000	$ 442,925
Series B, (AGM), 0.00%, 06/15/46	1,105	443,079
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/29	1,000	1,084,878
State of Illinois, GO
5.00%, 05/01/39	1,500	1,506,622
Series B, 5.00%, 05/01/34	530	605,769
Series C, 5.00%, 11/01/29	1,000	1,059,180
Series D, 5.00%, 11/01/26	500	522,648
State of Illinois, Refunding GO
02/01/39(b)	1,500	1,676,650
Series A, 5.00%, 10/01/25	500	510,121
Series A, 5.00%, 10/01/28	500	541,045
Series D, 5.00%, 07/01/34	190	212,277
		8,605,194
Transportation — 1.9%
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	1,000	989,246
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,044,283
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	203,286
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	1,000	1,026,494
Illinois State Toll Highway Authority, Refunding RB
Series A, 5.00%, 01/01/25	100	100,434
Series A, 5.00%, 01/01/30	250	274,654
Regional Transportation Authority, RB, Series A, (AGM), 5.75%, 06/01/34	730	859,775
		4,498,172
Utilities — 0.5%
Illinois Finance Authority, RB, Sustainability Bonds, 5.00%, 07/01/36	1,085	1,211,572
Total Municipal Bonds in Illinois		16,140,669
Indiana — 0.5%
County/City/Special District/School District — 0.2%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 06/01/30	400	446,710
Education — 0.3%
Indiana University, Refunding RB, Series A, 5.00%, 06/01/34	500	593,865
Transportation — 0.0%
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	100,261
Total Municipal Bonds in Indiana		1,140,836
Kansas — 0.9%
Health — 0.3%
University of Kansas Hospital Authority, Refunding RB
Series A, 5.00%, 03/01/27(e)	155	163,939
Series A, 5.00%, 03/01/47	425	433,958
		597,897
Security	Par (000)	Value
Transportation — 0.6%
State of Kansas Department of Transportation, RB
5.00%, 09/01/27	$1,000	$ 1,020,088
5.00%, 09/01/34	500	508,448
		1,528,536
Total Municipal Bonds in Kansas		2,126,433
Kentucky — 0.9%
Corporate(a) — 0.2%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52	25	25,663
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55	500	546,742
		572,405
County/City/Special District/School District — 0.2%
Scott County School District Finance Corp., RB, (BAM), 5.00%, 09/01/41	500	553,258
Transportation — 0.2%
Kenton County Airport Board, ARB, Series A, AMT, 5.25%, 01/01/54	500	539,948
Utilities — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series A, 5.00%, 05/15/37	500	586,758
Total Municipal Bonds in Kentucky		2,252,369
Maine — 0.2%
Education — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, 5.25%, 10/01/54	500	559,201
Maryland — 1.4%
State — 0.9%
State of Maryland, GO
Series A, 5.00%, 03/15/31	400	421,547
Series A, 5.00%, 06/01/33	1,500	1,745,110
		2,166,657
Transportation — 0.5%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	405,115
4.00%, 11/01/29	695	695,239
		1,100,354
Total Municipal Bonds in Maryland		3,267,011
Massachusetts — 3.2%
Education — 0.6%
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 07/15/40	1,000	1,245,148
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24(e)	75	75,099
		1,320,247
Health — 0.4%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34	1,000	1,059,360
State — 2.2%
Commonwealth of Massachusetts, GOL
Series B, 3.00%, 02/01/48	1,000	833,206
Series D, 5.00%, 11/01/31	1,000	1,157,380
Series E, 4.00%, 04/01/46	530	528,677
Series F, 5.00%, 11/01/42	1,000	1,047,332
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Commonwealth of Massachusetts, GOL (continued)
Series G, 4.00%, 09/01/32	$1,325	$ 1,343,378
Commonwealth of Massachusetts, Refunding GOL, Series B, 5.00%, 11/01/34	255	305,120
		5,215,093
Total Municipal Bonds in Massachusetts		7,594,700
Michigan — 1.0%
Education — 0.3%
University of Michigan, Refunding RB, 5.00%, 04/01/26(e)	585	605,883
Health — 0.4%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,053,541
State — 0.3%
Michigan State Building Authority, Refunding RB, Series I, 3.00%, 10/15/51	1,000	805,813
Total Municipal Bonds in Michigan		2,465,237
Minnesota — 1.4%
Health — 0.4%
City of Rochester Minnesota, Refunding RB, 5.00%, 11/15/57	1,000	1,083,296
State — 0.5%
State of Minnesota, Refunding GO, Series D, 5.00%, 08/01/34	1,000	1,205,616
Transportation — 0.5%
Minneapolis-St Paul Metropolitan Airports Commission, ARB, AMT, 5.00%, 01/01/35	1,000	1,110,658
Total Municipal Bonds in Minnesota		3,399,570
Missouri — 0.4%
Utilities — 0.4%
Metropolitan St. Louis Sewer District, Refunding RB
Series B, 5.00%, 05/01/25(e)	330	333,975
Series B, 5.00%, 05/01/45	705	711,041
Total Municipal Bonds in Missouri		1,045,016
New Jersey — 5.7%
County/City/Special District/School District — 0.4%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	1,000	1,037,663
Health — 0.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	988,381
State — 1.1%
State of New Jersey, GO
Series A, 5.00%, 06/01/29	1,000	1,112,525
Series A, 4.00%, 06/01/31	1,500	1,621,567
		2,734,092
Transportation — 3.8%
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/25(c)	100	96,373
Series A, 0.00%, 12/15/32(c)	250	189,551
Series AA, 5.00%, 06/15/25	150	150,200
Series AA, 4.75%, 06/15/38	280	282,193
Series AA, 3.00%, 06/15/50	1,000	812,397
Series S, 5.00%, 06/15/46	500	521,915
Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB, CAB(c)
Series A, 0.00%, 12/15/35	$3,075	$ 2,077,216
Series A, 0.00%, 12/15/38	530	311,502
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 12/15/31	1,000	1,034,128
Series A, 5.00%, 12/15/36	1,000	1,067,098
Series D, 5.00%, 12/15/24	250	250,814
New Jersey Turnpike Authority, Refunding RB
Series E, 5.00%, 01/01/29	1,000	1,078,811
Series E, 5.00%, 01/01/32	1,100	1,174,500
		9,046,698
Total Municipal Bonds in New Jersey		13,806,834
New York — 20.4%
County/City/Special District/School District — 7.7%
City of New York, GO
Series B-1, 5.00%, 12/01/41	1,390	1,436,167
Series C, 4.00%, 08/01/40	1,840	1,876,664
Series D, 5.00%, 12/01/35	500	537,964
Series D, 4.00%, 12/01/41	1,000	1,006,640
Series F-1, 5.00%, 03/01/43	1,000	1,086,339
Series F-1, 5.00%, 03/01/50	1,000	1,068,764
City of New York, Refunding GO, Sub-Series F-1, 5.00%, 08/01/27	380	406,874
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	337,628
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	300	297,683
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,487,251
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.00%, 05/01/37	1,000	1,025,512
Series A1, 5.00%, 08/01/36	500	534,087
Series A1, 5.00%, 08/01/42	1,000	1,053,637
Subordinate, 4.00%, 05/01/42	1,000	1,017,232
Series A-1, Subordinate, 4.00%, 08/01/38	1,000	1,047,182
Series C-1, Subordinate, 5.00%, 02/01/32	2,285	2,630,881
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B-1, 5.00%, 11/01/30	1,400	1,586,221
		18,436,726
Education — 0.4%
New York State Dormitory Authority, RB, Series A, 4.00%, 07/01/41	1,000	1,001,924
State — 5.2%
Empire State Development Corp., RB
Class A, 4.00%, 03/15/47	1,000	983,339
Series A, 4.00%, 03/15/49	1,000	989,983
Empire State Development Corp., Refunding RB
Series A, 5.00%, 03/15/39	1,000	1,083,333
Series E, 3.00%, 03/15/47	715	607,466
Series E, 3.00%, 03/15/50	1,130	936,763
Series A, Sustainability Bonds, 5.00%, 03/15/63	500	542,133
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	789,790
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/43	500	501,619
Series A, 3.00%, 03/15/51	2,000	1,609,430

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series D, 4.00%, 02/15/47	$1,000	$ 990,974
Series E, 5.00%, 09/15/28(e)	1,000	1,087,496
Series E, 3.00%, 03/15/41	1,500	1,335,044
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/24(e)	1,000	1,000,597
		12,457,967
Transportation — 5.3%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	910	942,020
Metropolitan Transportation Authority, RB
Series A, Sustainability Bonds, 4.00%, 11/15/48	500	488,933
Series D1, Sustainability Bonds, 5.00%, 11/15/44	300	318,802
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,075	1,110,919
Series D-1, Sustainability Bonds, 5.00%, 11/15/34(a)	1,000	1,001,111
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,000	1,055,211
New York State Thruway Authority, Refunding RB
Series A-1, 4.00%, 03/15/44	1,000	1,005,669
Series B, Subordinate, 4.00%, 01/01/50	1,000	987,998
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/49	100	106,171
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,000	1,068,928
Port Authority of New York & New Jersey, Refunding ARB
Series 238, AMT, 5.00%, 07/15/35	1,000	1,114,146
Series 238, AMT, 5.00%, 07/15/37	280	309,663
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/42	625	624,986
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,034,526
Series A, 5.00%, 11/15/40	600	605,790
Series B, 5.00%, 11/15/38	1,000	1,043,210
		12,818,083
Utilities — 1.8%
Long Island Power Authority, Refunding RB, Series A, 5.00%, 09/01/42	240	273,233
New York City Municipal Water Finance Authority, RB, Series DD-1, 4.00%, 06/15/49	1,000	992,377
New York City Municipal Water Finance Authority, Refunding RB, Series EE, 5.00%, 06/15/36	1,000	1,021,943
New York Power Authority, RB, Sustainability Bonds, (AGM), 4.00%, 11/15/52	1,000	995,128
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/50	1,000	996,054
		4,278,735
Total Municipal Bonds in New York		48,993,435
North Carolina — 0.8%
Housing — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 07/01/55(b)	1,000	1,127,634
Security	Par (000)	Value
Transportation(c) — 0.3%
North Carolina Turnpike Authority, RB, Series B, (AGC), 0.00%, 01/01/34	$500	$ 362,887
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49	1,000	370,226
		733,113
Total Municipal Bonds in North Carolina		1,860,747
Ohio — 1.8%
Corporate — 0.4%
Ohio Air Quality Development Authority, Refunding RB, Series A, AMT, 4.25%, 11/01/39(a)	1,000	1,017,974
Utilities — 1.4%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,102,835
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, 5.00%, 12/01/28	2,000	2,131,839
		3,234,674
Total Municipal Bonds in Ohio		4,252,648
Oklahoma — 0.2%
Utilities — 0.2%
Grand River Dam Authority, Refunding RB, Series A, 5.00%, 06/01/42	500	564,418
Oregon — 0.6%
Transportation — 0.6%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT , Sustainability Bonds, 5.25%, 07/01/54	1,000	1,089,253
State of Oregon Department of Transportation, Refunding RB, Series A, Subordinate Lien, 5.00%, 11/15/33	385	456,041
Total Municipal Bonds in Oregon		1,545,294
Pennsylvania — 5.0%
County/City/Special District/School District — 0.1%
County of Allegheny Pennsylvania, GO, Series C-80, 5.00%, 12/01/49	250	273,141
Education — 0.3%
Northampton County General Purpose Authority, Refunding RB, Series A, 5.00%, 11/15/34	585	699,723
Health — 0.9%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,047,716
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,044,230
		2,091,946
Housing — 0.4%
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 4.50%, 10/01/38	1,000	1,046,734
State — 1.4%
Commonwealth of Pennsylvania, GO
5.00%, 10/01/31	1,000	1,153,546
Series 1, 5.00%, 03/15/29	1,000	1,008,793
Commonwealth of Pennsylvania, Refunding GO, Series 1, 5.00%, 01/01/28	1,105	1,165,932
		3,328,271
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 1.9%
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	$125	$ 135,088
Delaware River Port Authority, Refunding RB, Series B, 5.00%, 01/01/26	250	257,673
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	1,000	1,016,555
AMT, (AGM), 5.00%, 12/31/57	250	262,967
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,041,474
Series 1, Subordinate, 5.00%, 12/01/39	875	987,242
Series A, Subordinate, 4.00%, 12/01/46	425	421,723
Series A, Subordinate, 4.00%, 12/01/50	480	465,036
		4,587,758
Total Municipal Bonds in Pennsylvania		12,027,573
Rhode Island — 0.1%
Housing — 0.1%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 81-A, Sustainability Bonds, (GNMA), 5.45%, 10/01/53	175	186,837
South Carolina — 0.4%
Utilities — 0.4%
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	746,887
Series B, 5.00%, 12/01/51	305	322,036
Total Municipal Bonds in South Carolina		1,068,923
Tennessee — 0.6%
Education — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.00%, 10/01/34	500	598,324
Transportation — 0.4%
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	906,055
Total Municipal Bonds in Tennessee		1,504,379
Texas — 9.8%
Corporate — 0.7%
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/28	1,000	1,061,409
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	500	544,427
		1,605,836
County/City/Special District/School District — 0.8%
County of Williamson Texas, GOL, 4.00%, 02/15/26	1,000	1,020,425
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	570	579,944
Northwest Independent School District, GO, Series A, (PSF-GTD), 5.00%, 02/15/49	250	272,683
		1,873,052
Education — 0.5%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	428,643
Security	Par (000)	Value
Education (continued)
Board of Regents of the University of Texas System, Refunding RB
Series A, 5.00%, 08/15/43	$245	$ 270,687
Series B, 08/15/35(b)	310	372,198
		1,071,528
Health — 0.4%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,013,841
Transportation — 4.8%
Central Texas Regional Mobility Authority, RB
Series C, 5.00%, 01/01/27	1,000	1,022,541
Series A, Senior Lien, 5.00%, 07/01/25(e)	1,000	1,015,116
Central Texas Turnpike System, RB, Series A, (AMBAC), 0.00%, 08/15/30(c)	270	222,213
Central Texas Turnpike System, Refunding RB
Series C, 5.00%, 08/15/33	500	576,108
Series C, 5.00%, 08/15/41	250	278,262
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/52	1,000	1,056,910
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/31	1,000	1,069,445
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,300,330
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	482,662
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,054,044
Series A, 5.00%, 01/01/43	1,815	1,891,192
Series B, , 01/01/34(b)	1,160	1,190,505
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	455	496,634
		11,655,962
Utilities — 2.6%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,013,269
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	970,683
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	516,366
Lower Colorado River Authority, Refunding RB, 5.00%, 05/15/38	1,000	1,125,730
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,203,457
Series A, 10/15/41(b)	475	488,159
Series A, 10/15/53(b)	910	997,942
		6,315,606
Total Municipal Bonds in Texas		23,535,825
Utah — 0.5%
State — 0.5%
State of Utah, GO, Series B, 5.00%, 07/01/25	1,290	1,311,472
Virginia — 2.3%
County/City/Special District/School District — 0.8%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	850,278
County of Fairfax Virginia, Refunding GO, Series A, (SAW), 4.00%, 10/01/27	1,000	1,022,611
		1,872,889

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health — 0.4%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	$1,000	$ 1,021,110
Transportation — 0.9%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 03/15/27	285	302,847
5.00%, 05/15/34	580	689,725
Series A, 5.00%, 05/15/31	1,000	1,066,410
		2,058,982
Utilities — 0.2%
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	515,946
Total Municipal Bonds in Virginia		5,468,927
Washington — 2.7%
Health — 0.9%
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	2,000	2,181,551
State — 0.9%
State of Washington, Refunding GO
Series B, 5.00%, 07/01/30	1,000	1,027,403
Series R, 5.00%, 08/01/35	1,000	1,186,520
		2,213,923
Transportation — 0.9%
Port of Seattle Washington, Refunding ARB
AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	956,595
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	1,000	1,082,736
		2,039,331
Total Municipal Bonds in Washington		6,434,805
Wisconsin — 0.8%
Health — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	1,000	1,022,936
Security	Par (000)	Value
State — 0.4%
State of Wisconsin, Refunding GO, 5.00%, 11/01/27	$770	$ 821,460
Total Municipal Bonds in Wisconsin		1,844,396
Total Long-Term Investments — 99.0% (Cost: $238,949,445)		238,369,202

	Shares
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(f)(g)	6,326,310	6,326,943
Total Short-Term Securities — 2.6% (Cost: $6,326,933)		6,326,943
Total Investments — 101.6% (Cost: $245,276,378)		244,696,145
Liabilities in Excess of Other Assets — (1.6)%		(3,880,171)
Net Assets — 100.0%		$ 240,815,974

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,355,327	$ 2,971,616 (a)	$ —	$ 146	$ (146)	$ 6,326,943	6,326,310	$ 60,804	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares Municipal Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 238,369,202	$ —	$ 238,369,202
Short-Term Securities
Money Market Funds	6,326,943	—	—	6,326,943
	$6,326,943	$238,369,202	$—	$244,696,145

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAN	State Aid Notes
SAW	State Aid Withholding
ST	Special Tax